Revenue (Details)	1 Months Ended								9 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2026 USD ($)	Sep. 30, 2026 EUR (€)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income | €										€ 23,000,000		€ 38,946,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income							€ 2,047,000			€ 23,000,000		€ 38,946,000	$ 2,429,000
Issue of ordinary shares (in shares) | shares			9,381,586	9,381,586			3,989,976	3,989,976
Proceeds from issuing shares			€ 14,122,000	$ 15,000,000			€ 25,270,000	$ 30,000,000
Discount on shares issued			€ 451,000	$ 480,000
Additional consideration to be received if counterparty exercises option to expand partnership											$ 50,000,000
Number of performance obligations in collaboration agreement										1	1
Milestone payments received					€ 16,849,000	$ 20,000,000
Value of milestones reached during the period									$ 0
Term of research and collaboration agreement			5 years	5 years
Extension term under option, research and collaboration agreement			1 year	1 year
Eli Lilly and Company | Milestone payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments received	€ 56,412,000	$ 60,000,000